REAL ESTATE INVENTORY (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
REAL ESTATE INVENTORY
Summary of components of inventory, net of applicable real estate inventory valuation adjustments

	September 30,	December 31,
	2020	2019
Work-in-process	$33,233	$179,419
Finished goods	118,279	1,132,950
Total real estate inventory	$151,512	$1,312,369

The following table presents the components of inventory, net of applicable real estate inventory valuation adjustments, as of the dates presented (in thousands):

	2019	2018
Work-in-process	$179,419	$231,186
Finished goods	1,132,950	1,130,610
Total real estate inventory	$1,312,369	$1,361,796